Financial Instruments (Details) - Schedule of contractual maturities $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of contractual maturities [Abstract]
2022	$ 73,950
2023	896
2024 and thereafter	40
Total	$ 74,886